Short-Term Invstment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Short-Term Invstment (Details) [Line Items]
Short-term investment	$ 14,748	$ 30,775
Minimum [Member]
Short-Term Invstment (Details) [Line Items]
Short term investments percentage	1.50%
Maximum [Member]
Short-Term Invstment (Details) [Line Items]
Short term investments percentage	2.50%